Trading Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trading Assets and Liabilities [Line Items]
Trading debt securities	$ 69,989	$ 57,624	[1]
Trading equity securities	19,449	30,004
Loans held for sale	2,041	1,131	[1]
Derivative asset	34,560	36,355
Net amounts in consolidated balance sheet, asset	10,770	12,228
Trading assets	100,316	100,362
Gross trading derivative liabilities	32,047	34,298
Net amounts in consolidated balance sheet, liability	8,499	8,796
Total trading liabilities	27,259	26,796
Held for Trading [Member]
Trading Assets and Liabilities [Line Items]
Loans held for sale	1,469	1,023
Derivative asset	29,216	31,340
Netting, derivative assets (1)	(19,807)	(19,629)
Net amounts in consolidated balance sheet, asset	9,409	11,711
Short sales	19,720	18,472
Gross trading derivative liabilities	28,717	31,386
Netting, derivative liabilities (1)	(21,178)	(23,062)
Net amounts in consolidated balance sheet, liability	$ 7,539	$ 8,324

[1]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.